Schedule of Investments (unaudited) November 30, 2020	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 2.1%

Tobacco — 2.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$500	$515,600

District of Columbia — 1.7%

Tobacco — 1.7%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(a)	6,000	432,120

Puerto Rico — 7.5%

State — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	137,538
Series A-1, Restructured, 5.00%, 07/01/58	578	635,754
Series A-2, Restructured, 4.33%, 07/01/40	391	416,509
Series A-2, Restructured, 4.78%, 07/01/58	129	139,601

		1,329,402

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	140	141,283

Utilities — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	200	207,258
Series A, Senior Lien, 5.13%, 07/01/37	55	57,062
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	130	130,432

		394,752

Total Municipal Bonds in Puerto Rico		1,865,437

Virginia — 111.7%

Corporate — 0.8%
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 01/01/48(b)(c)	200	200,752

County/City/Special District/School District — 14.1%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	250	247,080
City of Norfolk Virginia, GO, (ST AID WTHHLDG), 5.00%, 08/01/28(d)	500	665,030
City of Norfolk Virginia, Refunding GO, Series A, (SAW), 5.00%, 08/01/23(d)	500	563,455
City of Suffolk Virginia, Refunding GO, (SAW), 5.00%, 06/01/21(d)	1,000	1,024,020
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	499,235
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	245	248,486
Mosaic District Community Development Authority, TA, Series A, 6.88%, 03/01/36	250	254,138

		3,501,444

Education — 17.5%
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	250	260,610
Virginia College Building Authority, RB, 4.00%, 02/01/38	1,000	1,224,940
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	500	579,075

Security	Par (000)	Value

Education (continued)
Virginia College Building Authority, Refunding
RB (continued)
(NPFGC), 5.25%, 01/01/31	$1,000	$1,356,500
Virginia Public School Authority, RB, Series B, 4.00%, 08/01/21(d)	405	415,291
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	534,735

		4,371,151

Health — 31.3%
Chesapeake Hospital Authority, Refunding RB, 4.00%, 07/01/43	680	776,601
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	730	836,807
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/42	500	518,365
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	450	507,546
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	145	148,229
4.00%, 10/01/50(f)	250	270,935
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	725,093
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	200	200,138
Prince William County Industrial Development Authority, Refunding RB, Series B, 4.00%, 11/01/46	500	524,665
Roanoke Economic Development Authority, Refunding RB, 5.00%, 07/01/30	795	850,324
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	259,555
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 12/01/49	500	566,170
Winchester Economic Development Authority, Refunding RB
5.00%, 01/01/44	1,000	1,160,960
Series A, 5.00%, 01/01/24(d)	400	458,524

		7,803,912

Housing — 16.3%
Virginia Housing Development Authority, RB, M/F Housing
Series A, 5.25%, 05/01/41	750	751,860
Series B, 4.00%, 06/01/53	625	685,381
Series D, 3.90%, 10/01/48	985	1,085,037
Series E, 2.50%, 12/01/22	220	220,260
Series F, 5.25%, 10/01/38	250	273,775
Virginia Housing Development Authority, RB, S/F Housing, Sub-Series C-4, 3.63%, 01/01/31	1,000	1,050,120

		4,066,433

Other — 1.0%
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	260,030

State — 0.8%
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/35	150	203,652

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) November 30, 2020	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 6.0%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	$985	$985,039
Series B-2, 5.20%, 06/01/46	500	501,485

		1,486,524

Transportation — 12.6%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/36	775	951,018
Richmond Metropolitan Transportation Authority Expressway System Revenue, Refunding RB, (NPFGC), 5.25%, 07/15/22	215	226,948
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 07/01/49	500	516,280
AMT, 5.00%, 12/31/52	500	569,755
AMT, Senior Lien, 6.00%, 01/01/37	820	874,464

		3,138,465

Utilities — 11.3%
City of Richmond Virginia Public Utility Revenue, RB
Series A, 3.00%, 01/15/45	500	551,570
Series A, 4.00%, 01/15/50	500	598,450
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/42	1,065	1,284,454
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/44	300	368,580

		2,803,054

Total Municipal Bonds in Virginia		27,835,417

Total Municipal Bonds — 123.0% (Cost: $28,397,828)		30,648,574

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

District of Columbia — 7.3%

Transportation — 7.3%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,503	1,821,382

Virginia — 30.6%

Transportation — 30.6%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(h)	2,000	2,384,980
Hampton Roads Transportation Accountability Commission, RB, Senior Lien, Series A, 5.00%, 07/01/48	4,308	5,227,998

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.9% (Cost: $8,693,204)		9,434,360

Total Long-Term Investments — 160.9% (Cost: $37,091,032)		40,082,934

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	1,036,988	$1,037,091

Total Short-Term Securities — 4.2% (Cost: $1,037,194)		1,037,091

Total Investments — 165.1% (Cost: $38,128,226)		41,120,025

Other Assets Less Liabilities — 0.8%		213,222

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.6)%		(4,878,178)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs —(46.3)%		(11,544,340)

Net Assets Applicable to Common Shares — 100.0%		$24,910,729

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 1, 2024, is $1,051,389.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Virginia Municipal Bond Trust (BHV)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,008,372	$28,830	(a)	$—	$(8)	$(103)	$1,037,091	1,036,988	$23	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$30,648,574	$—	$30,648,574
Municipal Bonds Transferred to Tender Option Bond Trusts	—	9,434,360	—	9,434,360
Short-Term Securities
Money Market Funds	1,037,091	—	—	1,037,091

	$1,037,091	$40,082,934	$—	$41,120,025

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(4,876,042)	$—	$(4,876,042)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,476,042)	$—	$(16,476,042)

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Virginia Municipal Bond Trust (BHV)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

4